Stockholders' Equity - Schedule of Equity-Classified Warrants (Details) - Warrants [Member] - $ / shares					3 Months Ended
	Dec. 31, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Sep. 30, 2024		Jun. 30, 2024	Mar. 31, 2024	Sep. 30, 2023
Class of Warrant or Right [Line Items]
Number of Warrants, Total outstanding, Ending	263,659				884,814		926,443
Weighted Average Exercise Price, Total outstanding, Ending	$ 74				$ 25.62		$ 24.47
Weighted Average Remaining Contractual Life (Years), Total outstanding, Ending	4 years 5 months 19 days
Number of Warrants, Total outstanding, Ending					9,797,858	[1]	884,814	926,443	263,659
Weighted Average Exercise Price, Total outstanding, Ending					$ 3.17	[1]	$ 25.62	$ 24.47	$ 73.99
Weighted Average Remaining Contractual Life (Years), Total outstanding, Ending					4 years 1 month 28 days	[1]	4 years 4 months 28 days	4 years 8 months 1 day	4 years 8 months 23 days
Number of Warrants,Total exercisable					3,783,365	[2]			263,659
Weighted Average Exercise Price,Total exercisable					$ 5.99	[2]			$ 73.99
Weighted Average Remaining Contractual Life (Years),Total exercisable					4 years 1 month 28 days	[2]			4 years 8 months 23 days
Number of Warrants, Reclassified from derivative liabilities									19,330
Weighted Average Exercise Price, Reclassified from derivative liabilities									$ 65.58
Weighted Average Remaining Contractual Life (Years), Reclassified from derivative liabilities									4 years 1 month 24 days
Number of Warrants, Granted					8,913,044	[1]		704,414	259,700
Weighted Average Exercise Price, Granted					$ 0.94	[1]		$ 4.5	$ 74.6
Weighted Average Remaining Contractual Life (Years), Granted						[1]		5 years	5 years
Number of Warrants, Exercised							(41,629)	(41,630)	(15,371)
Weighted Average Exercise Price, Exercised							$ 0.12	$ 0.12	$ 73.63
Weighted Average Remaining Contractual Life (Years), Exercised									5 years
Number of Warrants, Forfeited
Weighted Average Exercise Price, Forfeited
Weighted Average Remaining Contractual Life (Years), Forfeited
Number of Warrants, Expired
Weighted Average Exercise Price, Expired
Weighted Average Remaining Contractual Life (Years), Expired

[1]	Weighted average remaining contractual life calculations exclude (i) 2,898,551 Pre-Funded Warrants issued September 2024 that do not have a contractual expiration date, (ii) 217,391 September 2024 Agent Warrants and 2,898,551 Series A Warrants issued September 2024 that will expire five years from the Stockholder Approval Date, defined above, and (iii) 2,898,551 Series B Warrants issued September 2024 that will expire eighteen months from the Stockholder Approval Date.
[2]	Weighted average remaining contractual life calculation excludes 2,898,551 exercisable Pre-Funded Warrants issued September 2024 that do not have a contractual expiration date